Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of unrecognized tax benefits [Abstract]
Balance at the beginning of the year	$ 1,232	$ 886	$ 735
Increase (decrease) related to current year tax positions	(426)	346	151
Balance at end of the year	$ 806	$ 1,232	$ 886